VOYA INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

May 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:       Voya Investors Trust (on behalf of Voya Large Cap Value Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Voya Investors Trust (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which Voya Large Cap Value Portfolio, a series of the Registrant, will acquire all of the assets of VY® Franklin Mutual Shares Portfolio, a series of the Registrant, in exchange for shares of Voya Large Cap Value Portfolio and the assumption by Voya Large Cap Value Portfolio of the liabilities of VY® Franklin Mutual Shares Portfolio.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen Freeman

Kristen J. Freeman

Vice President and Counsel

Voya Investment Management – Voya Family of Funds

Attachments

VoyaTM Investment Management was formerly ING U.S. Investment Management